Time charters acquired	6 Months Ended
Jun. 30, 2012
Time Charters Acquired [Abstract]
Time Charters Acquired
(Expressed in thousands of United States Dollars, unless otherwise stated)

7.       Time Charters Acquired:

The amortization schedule of the intangible liability as of June 30, 2012 and for the years to follow until they expire is as follows:

Period
July 1, 2012 to June 30, 2013	$3,559
July 1, 2013 to December 31, 2013	1,795
January 1, 2014 to December 31, 2014	3,559
January 1, 2015 to December 31, 2015	3,559
January 1, 2016 to December 31, 2016	386
Total	$12,858